Average Annual Total Returns - Transamerica T Rowe Price Small Cap VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	MSCI US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	23.56%	15.72%	14.40%	May 03, 1999	23.30%	15.44%	14.12%	May 01, 2003	36.91%	17.32%	14.20%